RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jan. 31, 2026
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of information about key management personnel
	Three months ended January 31,		Six months ended January 31,
	2026	2025	2026	2025
Administrative fees and share issuance costs*	$11,880	$9,735	$15,510	$12,540
Fees paid to the entity controlled by CFO	3,000	3,000	6,000	6,000
Fees paid to the entity controlled by a Director	550	4,840	550	12,705
Equity-settled share-based compensation	$-	$-	$-	$-

Schedule of information about transactions with HDSI parties
	Three months ended January 31		Six months ended January 31
	2026	2025	2026	2025
Service charges based on management services agreement	$46,410	$13,855	$71,289	$33,441
Office lease	9,424	8,709	18,123	16,720
Reimbursement of third-party expenses	4,218	153	5,898	1,935
Total	$60,052	$22,717	$95,310	$52,096

Schedule of information about Payables due to related parties
January 31, 2026		July 31, 2025
Balance payable to HDSI	$15,693	$3,409
Balance payable to the entity controlled by the CFO	1,050	1,050
Balance payable to the entity controlled by a director	575	-
Balance payable to UMS	4,778	-
Total amount due to related parties	$22,096	$4,459